Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows from operating activities:
Net Income/(loss)	$ 1,500,559	$ (991,944)
Adjustment to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	162,368	195,445
Depreciation of right-of-use assets	68,561	85,030
Change in fair value of derivatives	2,132,146	79,540
Changes in operating assets and liabilities
Accounts receivable	(6,413,871)	4,235,412
Inventory	(96,756)
Prepayments and other current assets	400,207	824,446
Accounts payable	3,336,660	(2,710,696)
Accrued expenses and other liabilities	(417,195)	(2,801,627)
Lease liabilities	(74,887)	(94,202)
Taxes payable	786,168	(4,103)
Net cash (used in) provided by operating activities	1,383,960	(1,182,699)
Cash flows from investing activities:
Purchase of property, plant and equipment	(105,313)	(2,641)
Increase in non-controlling interest	(6,299)
Acquisition of a new subsidiary (partial payment)	(721,800)
Net cash used in investing activities	(833,412)	(2,641)
Cash flows from financing activities:
Net proceeds from issuance of new ordinary shares		(41)
Shares repurchased	(118,736)	(49,377)
Repayment of loan	(1,806,308)	(1,360,643)
Net cash used in financing activities	(1,925,044)	(1,410,061)
Net (decrease)/ increase in cash	(1,374,496)	(2,595,401)
Effect of exchange rate changes on cash and cash equivalents	822
Cash at the beginning of the period	12,497,359	8,020,871
Cash at the end of the year	11,123,685	5,425,470
Cash paid during the period for:
Interest	776,250	288,171
Income taxes		$ 5,100